SCHEDULE OF CLASSIFICATION OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Apr. 30, 2022	Oct. 31, 2021
Fair Value Disclosures [Abstract]
Cash	$ 774,409	$ 462,360
Amounts receivable		151,485
Deposits held by related parties	388,757	486,462
Accounts payable and accrued liabilities	2,715,924	1,989,316
Due to related parties	1,253,280	1,026,817
Convertible debenture, net	1,783,584	107
Convertible debenture and derivative liability		7,449,700
Other receivables	50,765
Subscription receivable	185,000
Warrant liability	$ 2,468,261